Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current income taxes	$ (10,212)	$ (12,745)	$ (19,825)
Deferred income taxes	(563)	(556)	(2,417)
TOTAL INCOME TAXES	$ (10,775)	$ (13,301)	$ (22,242)